Earnings per share (Tables)	12 Months Ended
Jun. 30, 2023
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Summary of Earnings Per Share

	2023	2022	2021
Earnings attributable to BHP shareholders (US$M)
- Continuing operations	12,921	20,245	11,529
- Total	12,921	30,900	11,304
Weighted average number of shares (Million)
- Basic	5,064	5,061	5,057
- Diluted	5,073	5,071	5,068
Basic earnings per ordinary share (US cents)
- Continuing operations	255.2	400.0	228.0
- Total	255.2	610.6	223.5
Diluted earnings per ordinary share (US cents)
- Continuing operations	254.7	399.2	227.5
- Total	254.7	609.3	223.0
Headline earnings per ordinary share (US cents)
- Basic	256.1	439.0	284.8
- Diluted	255.7	438.1	284.2

Summary of Reconciliation of Earnings Attributable to Ordinary Shareholders
Headline earnings is a Johannesburg Stock Exchange defined performance measure and is reconciled from earnings attributable to ordinary shareholders as follows:

	2023	2022	2021
	US$M	US$M	US$M
Earnings attributable to BHP shareholders	12,921	30,900	11,304
Adjusted for:
(Gain)/loss on sales of PP&E, Investments and Operations 1	(9)	(95)	(50)
Impairments of property, plant and equipment, financial assets and intangibles	75	515	2,633
Samarco impairment expense	–	–	111
Cerrejón impairment expense	–	–	466
Gain on disposal of BHP Mitsui Coal	–	(840)	–
Gain on merger of Petroleum	–	(8,167)	–
Tax effect of above adjustments	(17)	(97)	(60)

Subtotal of adjustments	49	(8,684)	3,100

Headline earnings	12,970	22,216	14,404

Diluted headline earnings	12,970	22,216	14,404

1	Included in other income.